INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
10.	INTANGIBLE ASSETS, NET

	As of December 31,
	2024 $	2025 $

Licensing fee	23,874	28,654
IP right	9,951	9,993
Trademarks	10,679	10,679
Software, including internal use software under development	75,507	76,185
Others	5,264	5,263
Total intangible assets, gross	125,275	130,774

Accumulated amortization:
Licensing fee	(16,765)	(22,737)
IP right	(9,143)	(9,698)
Trademarks	(10,679)	(10,679)
Software	(57,878)	(71,377)
Others	(3,500)	(4,073)
Total accumulated amortization	(97,965)	(118,564)
Total intangible assets, net	27,310	12,210

The estimated aggregate amortization expenses of intangible assets, excluding internal use software under development, for each of the five succeeding fiscal years and thereafter are as follows:

$

2026	6,966
2027	3,059
2028	816
2029	549
2030	526
Thereafter	294
12,210

Amortization expenses related to intangible assets was $28,609, $35,187 and $20,337 for the years ended December 31, 2023, 2024 and 2025, respectively.